INVENTORY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 1,488,000		$ 380,000
Finished goods	560,000		83,000
Total inventory	2,048,000		$ 463,000
Inventory write-downs	$ 750,000	$ 0